Condensed Consolidated Interim Statements of Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Income Statement [Abstract]
Research and development	$ 1,641	$ 3,615
Marketing	576	1,168
Marketing with related party	143	460
General and administrative	2,002	2,202
Total operating loss	4,362	7,445
Financial expenses (income), net	(41)	758
Other expenses	14
Loss from continuing operations	4,335	8,203
Net loss from discontinued operations		1,317
Loss for the period	4,335	9,520
Foreign currency translation differences		(230)
Other comprehensive income for the period, net		(230)
Total comprehensive loss	$ 4,335	$ 9,290
Net loss per share from continuing operations – basic (in Dollars per share)	$ 0.011	$ 0.04
Net loss per share from discontinued operations – basic (in Dollars per share)		$ 0.01
Weighted average shares outstanding – basic (in Shares)	398,123,569	208,480,999